Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Quantitative Information About Right of Use Assets	The following table presents the changes in the carrying amount of the Company's right-of-use assets during the years ended December 31, 2021 and 2020:

	2021	2020
Balance – beginning of year	$16,969	$1,121
Acquired in Leagold Acquisition (note 5(e))	—	10,704
Additions	51,644	13,668
Depreciation	(15,906)	(8,524)
Balance – end of year	$52,707	$16,969

Summary of Lease Liabilities
The following is a reconciliation of the changes in the Company's lease liabilities balance to cash flows arising from financing activities:

	2021	2020
Balance – beginning of year	$18,884	$1,349
Financing cash flows:
Lease payments	(24,309)	(6,667)
Other changes:
Additions	48,687	13,668
Lease liabilities assumed in Leagold Acquisition (note 5(e))	—	10,922
Interest expense	2,115	1,439
Unrealized foreign exchange gain	(280)	(1,827)
Balance – end of year	$45,097	$18,884

Classified and presented as:
Current(1)	$18,154	$8,935
Non-current(2)	26,943	9,949
	$45,097	$18,884
(1)    Included in other current liabilities.
(2) Included in other non-current liabilities.